THE GLENMEDE FUND, INC.
Prospectus
February 28, 2025 as amended March 13, 2025
Equity Portfolios
Disciplined U.S. Equity Portfolio (GTLOX) (Advisor Shares)
(formerly, Quantitative U.S. Large Cap Core Equity Portfolio)
Disciplined U.S. Growth Equity Portfolio (GTLLX) (Advisor Shares)
(formerly, Quantitative U.S. Large Cap Growth Equity Portfolio)
Disciplined U.S. Value Equity Portfolio (GQLVX)
(formerly, Quantitative U.S. Large Cap Value Equity Portfolio)
Disciplined U.S. Small Cap Equity Portfolio (GQSCX)
(formerly, Quantitative U.S. Small Cap Equity Portfolio)
Disciplined International Equity Portfolio (GTCIX)
(formerly, Quantitative International Equity Portfolio)
Environmental Accountability Portfolio (RESGX)
(formerly, Responsible ESG U.S. Equity Portfolio)
Women in Leadership U.S. Equity Portfolio (GWILX)
Long/Short Equity Portfolio (GTAPX) (Advisor Shares)
(formerly, Quantitative U.S. Long/Short Equity Portfolio)
Total Market Plus Equity Portfolio (GTTMX)
(formerly, Quantitative U.S. Total Market Equity Portfolio)
Strategic Equity Portfolio (GTCEX)
Equity Income Portfolio (GEQIX)
Small Cap Equity Portfolio (GTCSX) (Advisor Shares)
Secured Options Portfolio (GTSOX) (Advisor Shares)
Global Secured Options Portfolio (NOVIX)
Investment Advisor
Glenmede Investment Management LP
The Securities and Exchange Commission has not approved or disapproved the Portfolios’ securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUMMARY SECTION
Disciplined U.S. Equity Portfolio (formerly, Quantitative U.S. Large Cap Core Equity Portfolio)
(Advisor Shares)
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expense (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.31%
Total Annual Portfolio Operating Expenses	0.86%

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. Glenmede Investment Management LP (the “Advisor”) considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $355 million to $3.8 trillion as of December 31, 2024.
The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as undervalued and having good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria,

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including valuation ratios, profitability and earnings-related measures, and material environmental, social and governance (ESG) criteria. As ESG information is just one investment criterion, ESG considerations are generally not solely determinative in any investment decision made by the Advisor. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Stocks in larger companies may underperform relative to, and may not be able to respond as quickly to business risks and opportunities as, smaller companies. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

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During the periods shown in the bar chart, the highest quarterly return was 22.00% (for the quarter ended June 30, 2020) and the lowest quarterly return was -27.05% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	13.87%	9.04%	9.45%
Return After Taxes on Distributions	8.37%	5.50%	7.08%
Return After Taxes on Distributions and Sale of Fund Shares[1]	12.33%	6.77%	7.36%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Morningstar Large Blend Average[2]	14.28%	9.20%	8.51%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception in February 2004. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 2018.

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Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Disciplined U.S. Growth Portfolio (formerly, Quantitative U.S. Large Cap Growth Equity Portfolio)
(Advisor Shares)
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expense (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.31%
Total Annual Portfolio Operating Expenses	0.86%

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. that are “growth companies.” Glenmede Investment Management LP (the “Advisor”) considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $355 million to $3.8 trillion as of December 31, 2024. The Advisor considers “growth companies” to be those companies that are included in the Russell 1000® Growth Index. That capitalization range was $1.7 billion to $3.8 trillion as of December 31, 2024.
The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria,

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including valuation ratios, profitability and earnings-related measures, and material environmental, social and governance (ESG) criteria. As ESG information is just one investment criterion, ESG considerations are generally not solely determinative in any investment decision made by the Advisor. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Stocks in larger companies may underperform relative to, and may not be able to respond as quickly to business risks and opportunities as, smaller companies. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

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During the periods shown in the bar chart, the highest quarterly return was 24.92% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.69% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	20.42%	13.67%	13.24%
Return After Taxes on Distributions	12.31%	9.80%	10.49%
Return After Taxes on Distributions and Sale of Fund Shares[1]	18.14%	10.52%	10.50%
Russell 1000® Index[2] (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%
Morningstar Large Growth Average[3]	28.96%	14.59%	13.28%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2	The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
3
The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception in February 2004. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 2018.

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Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Disciplined U.S. Value Equity Portfolio (formerly, Quantitative U.S. Large Cap Value Equity Portfolio)
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	3.08%
Total Annual Portfolio Operating Expenses	3.63%
Fee Waivers and Expense Reimbursements[1]	2.78%
Net Expenses	0.85%

[1]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$853	$1,641	$3,706

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade its securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of large cap companies tied economically to the U.S. that are “value companies.” The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings  (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Value Index. That capitalization range was $355 million to $978 billion as of December 31, 2024. The Advisor considers “value companies” to be those that are included in the Russell 1000® Value Index.

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The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as undervalued. These computer models rank securities based on certain criteria, including price in relation to earnings, cash flow and assets, and material environmental, social and governance (ESG) criteria. As ESG information is just one investment criterion, ESG considerations are generally not solely determinative in any investment decision made by the Advisor. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Stocks in larger companies may underperform relative to, and may not be able to respond as quickly to business risks and opportunities as, smaller companies. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Investment Style Risk: The Portfolio invests in securities that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Sector Risk: To the extent that the Portfolio has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Portfolio may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Financials Sector Risk: To the extent that the financials sector represents a significant portion of the Portfolio's assets, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.

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Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 18.54% (for the quarter ended June 30, 2020) and the lowest quarterly return was -32.13% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Since Inception (November 13, 2017)
Return Before Taxes	11.54%	7.70%	7.41%
Return After Taxes on Distributions	8.31%	6.45%	6.40%
Return After Taxes on Distributions and Sale of Fund Shares[1]	9.22%	5.96%	5.80%
Russell 1000® Index[2] (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	13.91%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.93%
Morningstar Large Value Average[3]	14.28%	9.20%	8.66%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2	The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
3
The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

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Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception in November 2017.
Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

14

Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio)
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	3.10%
Total Annual Portfolio Operating Expenses	3.65%
Fee Waivers and Expense Reimbursements[1]	2.80%
Net Expenses	0.85%

[1]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$857	$1,649	$3,723

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade its securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of small cap companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index. That capitalization range was $8.2 million to $14.8 billion as of December 31, 2024.

15

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as undervalued. These computer models rank securities based on certain criteria, including price in relation to earnings, cash flow and assets, and material environmental, social and governance (ESG) criteria. As ESG information is just one investment criterion, ESG considerations are generally not solely determinative in any investment decision made by the Advisor. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio invests in securities that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past

16

performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 27.46% (for the quarter ended December 31, 2020) and the lowest quarterly return was -33.93% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Since Inception (November 13, 2017)
Return Before Taxes	11.76%	11.57%	9.81%
Return After Taxes on Distributions	9.26%	10.01%	8.67%
Return After Taxes on Distributions and Sale of Fund Shares	8.89%	9.05%	7.77%
S&P 500® Index[1] (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.15%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.42%
Morningstar Small Blend Average[2]	8.88%	9.19%	6.76%

[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well- known index of leading U.S. companies.
[2]
The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.

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Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception in November 2017.
Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

18

Disciplined International Equity Portfolio (formerly, Quantitative International Equity Portfolio)
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses (includes 0.25% shareholder servicing fees payable to Glenmede Trust)	0.62%
Total Annual Portfolio Operating Expenses	1.37%
Fee Waivers and Expense Reimbursements[1]	0.37%
Net Expenses	1.00%

[1]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$397	$715	$1,614

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 97% of the average value of its portfolio.
Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities of foreign companies, directly and/or through American Depositary Receipts (“ADRs”). ADRs are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign companies. Under normal market circumstances, the Portfolio will invest, directly and/or through ADRs in companies based in at least three countries other than the United States in primarily developed markets. The Advisor uses proprietary multi-factor computer models to select stocks and/or ADRs of foreign companies that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios,

19

profitability and earnings-related measures, and material environmental, social and governance (ESG) criteria. As ESG information is just one investment criterion, ESG considerations are generally not solely determinative in any investment decision made by the Advisor. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short- term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities directly and/or in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including military hostilities and related sanctions that impact trade and commodity prices, such as the wars between Russia and the Ukraine that began in February 2022 and Hamas and Israel that began in October 2023. Foreign stocks may be more volatile and less liquid than U.S. stocks. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities.
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

20

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers made in 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023 and 2024. If such expense reimbursements or waivers were not in place, the Portfolio’s performance in 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023 and 2024 would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 15.16% (for the quarter ended December 31, 2022) and the lowest quarterly return was -24.55% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	8.62%	5.52%	4.68%
Return After Taxes on Distributions	6.71%	4.86%	4.22%
Return After Taxes on Distributions and Sale of Fund Shares[1]	6.99%	4.55%	3.90%
MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)	4.70%	5.10%	5.26%
Morningstar Foreign Large Value Average[2]	4.39%	4.63%	4.33%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

21

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
The Portfolio is managed by Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor. They have managed the Portfolio since December 2014.
Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

22

Environmental Accountability Portfolio (formerly, Responsible ESG U.S. Equity Portfolio)
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.70%
Total Annual Portfolio Operating Expenses	1.25%
Fee Waivers and Expense Reimbursements[1]	0.40%
Net Expenses	0.85%

1
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$357	$648	$1,476

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. that meet the Portfolio’s environmental criteria. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Larger cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $355 million to $3.8 trillion as of December 31, 2024.

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As part of its process, the Advisor identifies companies that satisfy its certain identified environmental criteria, such as pollution prevention, environmental transparency and resource efficiency. The evaluation process is conducted on an industry-specific basis and involves the review of key indicators. These categories may be changed without shareholder approval. The Advisor also evaluates company environmental disclosure practices, including the existence of climate change policies and emissions reduction initiatives, as well as consideration of the company’s involvement in health and safety issues related to environmental controversies.
The Portfolio seeks to tilt towards companies which demonstrate stronger environmental characteristics, such as lower emissions intensity, and stronger disclosure around policies, practices, and industry standards to shift to a low carbon economy. The Advisor’s process also employs negative screening to exclude companies that do not meet minimum environmental performance standards. The Advisor complements its environmental criteria with a multi-factor approach to select stocks that its models identify as having reasonable prices, good fundamentals and rising earnings expectations. These models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away, want exposure to companies that are socially responsible and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio invests in securities with earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Strategy Risk: The application of environmental standards will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio - positively or negatively - depending on whether such investments are in or out of favor. The Portfolio’s minimum environmental performance standards and the use of negative screening in determining the subset of companies that are eligible as holdings will exclude certain companies that do not meet a minimum environmental score from a

24

third-party environmental data provider, and these companies may, either individually or in the aggregate, outperform individual Portfolio holdings or the Portfolio as a whole. The Advisor’s use of and reliance on third-party data providers in establishing minimum environmental performance standards will also subject the Portfolio to third party data provider risk.
Third Party Data Provider Risk: In assessing the eligibility of a company based on environmental research, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
The Portfolio changed its investment strategy effective October 7, 2024 from an Environmental, Social and Governance (“ESG”) strategy to an environmental strategy. In connection with the change in investment strategy, the Portfolio changed its name from the Responsible ESG U.S. Equity Portfolio to the Environmental Accountability Portfolio. Performance information for periods prior to October 7, 2024 reflects a different investment strategy than the current investment strategy.

During the periods shown in the bar chart, the highest quarterly return was 22.52% (for the quarter ended June 30, 2020) and the lowest quarterly return was -25.93% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes	11.69%	8.90%	10.94%
Return After Taxes on Distributions	8.55%	6.92%	9.59%
Return After Taxes on Distributions and Sale of Fund Shares[1]	9.27%	6.88%	8.85%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	14.28%
Morningstar Large Blend Average[2]	14.28%	9.20%	10.01%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since its inception in December 2015.
Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Women in Leadership U.S. Equity Portfolio
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.61%
Total Annual Portfolio Operating Expenses	1.16%
Fee Waivers and Expense Reimbursements[1]	0.31%
Net Expenses	0.85%

[1]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$338	$608	$1,381

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. that are demonstrating commitment to advancing women through gender diversity on their boards or in management (“Women in Leadership” criteria) as well as through gender equitable corporate policies. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is

27

included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $355 million to $3.8 trillion as of December 31, 2024.
The Advisor uses a screening process to identify companies that satisfy its Women in Leadership criteria at the time of investment. The Advisor’s screening process uses positive screening to preference companies that meet its Women in Leadership criteria by the inclusion of women in significant roles including, but not limited to, a chairwoman, female board members, a female chief executive officer or women in management positions. After identifying companies that meet these criteria, the Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures, and material environmental, social and governance (ESG) criteria. As ESG information is just one investment criterion, ESG considerations are generally not solely determinative in any investment decision made by the Advisor. In addition, the stock selection process takes into consideration broader gender equity data that focus on pay, access to benefits, and corporate anti-harassment policies. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away, want exposure to companies that have Women in Leadership roles and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio invests in securities with earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

28

Strategy Risk: Since the Portfolio seeks to make investments consistent with its Women in Leadership criteria, it may choose to sell, or not purchase, investments that are otherwise consistent with its investment objective. The application of Women in Leadership criteria will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio — positively or negatively — depending on whether such investments are in or out of favor.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 20.58% (for the quarter ended June 30, 2020) and the lowest quarterly return was -27.56% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes	15.78%	9.52%	10.98%
Return After Taxes on Distributions	12.47%	7.43%	9.56%
Return After Taxes on Distributions and Sale of Fund Shares	11.82%	7.33%	8.84%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	14.28%
Morningstar Large Value Average[1]	14.28%	9.20%	10.01%

[1]
The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since its inception in December 2015.
Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

30

Long/Short Equity Portfolio (formerly, Quantitative U.S. Long/Short Equity Portfolio)
(Advisor Shares)
Investment Objective
Absolute return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.
Advisor Shares

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.52%
Short Sale Expenses	1.27%
Total Other Expenses	1.79%
Total Annual Portfolio Operating Expenses	2.99%
Fee Waivers and Expense Reimbursements[1]	0.47%
Net Expenses	2.52%

[1]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio’s average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio’s Advisor Shares exceed 1.25% of the average daily net assets of the Portfolio’s Advisor Shares (excluding Acquired Fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$255	$880	$1,531	$3,275

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 99% of the average value of its portfolio.

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Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $8.2 million to $3.8 trillion as of December 31, 2024.
The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and material environmental, social and governance (ESG) criteria, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 75% to 100% of net assets and 40-120 short positions that may range from 50% to 95% of net assets from time to time. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.

32

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral. Therefore, short sales involve credit exposure to the lender that executes the short sale.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio’s long positions are in securities with earnings growth prospects that the Advisor believes are undervalued. There is no guarantee that the prices of these securities will not move even lower. The Portfolio’s short positions are in securities that the Advisor believes are overvalued and are likely to depreciate. There is no guarantee that the prices of these securities will not move even higher.
Value Style Risk: Although the Portfolio takes long positions in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 8.46% (for the quarter ended June 30, 2020) and the lowest quarterly return was -16.64% (for the quarter ended March 31, 2020).

33

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	13.30%	6.38%	4.10%
Return After Taxes on Distributions	10.20%	5.25%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares	9.73%	4.88%	3.19%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Treasury Bellwether 3-Month Index (reflects no deduction for fees, expenses or taxes)[1]	5.29%	2.51%	1.80%
Blended Index (reflects no deduction for fees, expenses or taxes)[2]	10.69%	6.19%	5.19%
Morningstar Long/Short Average[3]	13.85%	6.04%	4.46%

1	The performance of the Bloomberg U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio’s cash position.
2
The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

3
The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since its inception in September 2006. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 2015.
Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

34

Total Market Plus Equity Portfolio (formerly, Quantitative U.S. Total Market Equity Portfolio)
Investment Objective
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.52%
Short Sale Expenses	0.79%
Total Other Expenses	1.31%
Total Annual Portfolio Operating Expenses	2.51%
Fee Waivers and Expense Reimbursements[1]	0.47%
Net Expenses	2.04%

[1]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio’s average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement anytime thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$207	$737	$1,293	$2,811

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index

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managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $8.2 million to $3.8 trillion as of December 31, 2024.
The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and material environmental, social and governance (ESG) criteria, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s net asset value (“NAV”) and investment performance, and may result in greater potential investment losses.
Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as. Therefore, short sales involve credit exposure to the lender that executes the short sale.

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Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio’s long positions are in securities with earnings growth prospects that the Advisor believes are undervalued. There is no guarantee that the prices of these securities will not move even lower. The Portfolio’s short positions are in securities that the Advisor believes are overvalued and are likely to depreciate. There is no guarantee that the prices of these securities will not move higher.
Value Style Risk: Although the Portfolio takes long positions in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 22.49% (for the quarter ended December 31, 2020) and the lowest quarterly return was -33.28% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	14.82%	9.92%	9.25%
Return After Taxes on Distributions	11.48%	7.58%	7.60%
Return After Taxes on Distributions and Sale of Fund Shares[1]	11.33%	7.62%	7.29%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Morningstar Mid-Cap Value Average[2]	11.43%	9.03%	7.82%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception in December 2006. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 2015.
Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Strategic Equity Portfolio
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expense (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.32%
Total Annual Portfolio Operating Expenses	0.87%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowing for investment purposes) in equity securities, such as common stocks, preferred stocks and securities convertible into common and preferred stocks, of U.S. companies. The Portfolio may also invest in foreign securities either directly or through American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”).
Glenmede Investment Management LP’s (the “Advisor”) selection of securities to buy and sell is based on a combination of proprietary multi-factor computer models and fundamental analysis to select securities that appear to the Advisor to be reasonably priced and have revenue and earnings growth potential that the Advisor believes is greater than the stock market in general. The computer models rank securities based on certain criteria including valuation ratios, profitability and earnings growth potential. Then the Advisor applies fundamental analysis to assess a company’s business model and revenue, earnings and cash flow growth rates. The Advisor considers material environmental, social, and governance (ESG) criteria in the context of long-term investor decision making.
The Advisor attempts to minimize the impact of Federal and state income taxes on shareholders’ returns by, for example, investing in stocks with low dividend yields and in companies with above average earnings predictability and stability, holding stocks for several years and selling depreciated securities to offset realized capital gains.

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Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including military hostilities and related sanctions that impact trade and commodity prices, such as the wars between Russia and the Ukraine that began in February 2022 and Hamas and Israel that began in October 2023. Foreign stocks may be more volatile and less liquid than U.S. stocks.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, this Portfolio may defer the opportunity to realize gains.
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these stocks will not move even lower.
Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.

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Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 19.18% (for the quarter ended June 30, 2020) and the lowest quarterly return was -23.65% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	13.43%	10.82%	11.16%
Return After Taxes on Distributions	10.69%	8.13%	9.06%
Return After Taxes on Distributions and Sale of Fund Shares[1]	10.00%	8.27%	8.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes)	14.99%	10.55%	11.57%
Morningstar Large Blend Average[2]	21.45%	12.07%	10.78%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.

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Portfolio Managers
John R. Kichula, CFA, Portfolio Manager of the Advisor, and Mark Livingston, CFA, Portfolio Manager of the Advisor, have managed the Portfolio since February 2015 and February 2016, respectively.
Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

42

Equity Income Portfolio
Investment Objective
A high level of current income and long-term growth of capital consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)[1]	0.58%
Total Annual Portfolio Operating Expenses	1.13%
Fee Waivers and Expense Reimbursements[1]	0.28%
Net Expenses	0.85%

[1]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$331	$595	$1,350

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in income-producing equity securities, such as common and preferred stocks. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should the issuer be liquidated. The Portfolio primarily invests in U.S. large cap companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in either the Russell 1000® Index or the S&P 900® Index, and that have a dividend yield above the S&P 500® Index at the time of purchase. Additional consideration is given to the expected future growth rate of such dividends. As of December 31, 2024, the market capitalization of the companies in the Russell 1000® Index was between approximately $355 million and $3.8 trillion. As of December 31, 2024, the market capitalization of the companies in the S&P 900® Index was between approximately $6 billion and $3.8 trillion.

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The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities using such variables as return of capital, dividend growth, payout ratio and earnings trends, and then applies fundamental research to select which securities to buy and sell for this Portfolio. The Advisor considers material environmental, social, and governance (ESG) criteria in the context of long-term investor decision making.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Dividend Paying Security Risk: Income provided by the Portfolio may be affected by changes in the dividend policies of the companies in which the Portfolio invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.
Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

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During the periods shown in the bar chart, the highest quarterly return was 18.45% (for the quarter ended June 30, 2020) and the lowest quarterly return was -22.42% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Since Inception (December 21, 2016)
Return Before Taxes	9.31%	8.77%	9.76%
Return After Taxes on Distributions	7.06%	7.30%	8.58%
Return After Taxes on Distributions and Sale of Fund Shares[1]	7.17%	6.80%	7.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.59%
Russell 1000® Value Index[2]	14.37%	8.68%	8.89%
Morningstar Large Value Average[3]	14.28%	9.20%	9.45%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2	The Russell 1000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for large cap stocks.
3
The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
John R. Kichula, CFA, Portfolio Manager of the Advisor, and Mark Livingston, CFA, Portfolio Manager of the Advisor, have managed the Portfolio since December 2020.

45

Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Small Cap Equity Portfolio
(Advisor Shares)
Investment Objective
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expense (includes 0.25% shareholder servicing fees payable to Glenmede Trust)	0.39%
Total Annual Portfolio Operating Expenses	0.94%

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that Glenmede Investment Management LP (the “Advisor”) believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $8.2 million to $14.8 billion as of December 31, 2024.
The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio. The Advisor considers material environmental, social, and governance (ESG) criteria in the context of long-term investor decision making.

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Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

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During the periods shown in the bar chart, the highest quarterly return was 31.47% (for the quarter ended December 31, 2020) and the lowest quarterly return was -35.24 (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	8.51%	11.08%	8.62%
Return After Taxes on Distributions	7.49%	9.61%	7.13%
Return After Taxes on Distributions and Sale of Fund Shares	5.83%	8.67%	6.67%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	8.05%	7.29%	7.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	25.02%	14.53%	13.10%
Morningstar Small Blend Average[3]	11.15%	8.07%	7.38%

1	The Russell 2000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap stocks.
2	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well- known index of leading U.S. companies.
3
The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Jordan L. Irving, Portfolio Manager, and Matthew F. Shannon, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since February 2018 and April 2022, respectively.

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Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Secured Options Portfolio
(Advisor Shares)
Investment Objective
Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expense (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.31%
Total Annual Portfolio Operating Expenses	0.86%

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on stock index exchange-traded funds (“ETFs”), stock indices and/or individual stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option.
Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio’ assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets

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will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.
To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of equity securities with generally similar risk and return characteristics as the S&P 500® Index. The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored American Depositary Receipts (“ADRs”) listed on a U.S. stock exchange. The Portfolio may also buy call and put options on stock index ETFs, stock indices or individual equity securities.
Glenmede Investment Management LP’s (the “Advisor”) selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

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ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including military hostilities and related sanctions that impact trade and commodity prices, such as the wars between Russia and the Ukraine that began in February 2022 and Hamas and Israel that began in October 2023. Foreign stocks may be more volatile and less liquid than U.S. stocks.
Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of stock indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to net asset value.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 12.83% (for the quarter ended June 30, 2020) and the lowest quarterly return was -18.99% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	13.78%	7.23%	6.75%
Return After Taxes on Distributions	9.87%	5.69%	5.15%
Return After Taxes on Distributions and Sale of Fund Shares	9.35%	5.25%	4.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[1]	25.02%	14.53%	13.10%
CBOE S&P 500® PutWrite Index (reflects no deduction for fees, expenses or taxes)	17.93%	9.08%	7.56%

[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad- based index that represents the overall domestic equity market.
Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Manager
Sean Heron, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since its inception in June 2010.
Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed The Glenmede Fund, Inc. (the “Fund”) that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Global Secured Options Portfolio
Investment Objective
Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.69%
Acquired Fund Fees and Expenses	0.14%
Total Annual Portfolio Operating Expenses[1]	1.38%
Fee Waivers and Expense Reimbursements[2]	0.24%
Net Expenses	1.14%

[1]
Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

[2]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$413	$732	$1,637

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on U.S. or foreign stock index exchange-traded funds (“ETFs”), U.S. or foreign stock indices and/or individual U.S. or foreign stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and

55

provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. Under normal market circumstances, the Portfolio will write covered call and/or secured put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks in at least three different countries, other than the United States, and will invest at least 40% of its net assets outside of the U.S. The Portfolio is called Global “Secured Options” because the call and put options it writes will be covered by owning the U.S. or foreign security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual U.S. or foreign stocks that replicate the movement of the applicable index, in addition to the other permitted coverage methods.
To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of U.S. or foreign equity securities of companies based in at least three different countries, other than the United States, with generally similar risk and return characteristics as the MSCI All Country World Index (“MSCI ACWI Index”). The Portfolio may invest in companies with small, medium or large market capitalizations in developed, developing or emerging markets in advancement of its investment objective. The Portfolio intends to invest in foreign securities in the form of American Depositary Receipts (“ADRs”) which are securities issued by a U.S. bank that represent interests in foreign equity securities listed on a U.S. stock exchange. The Portfolio may also buy call and put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices or individual U.S. or foreign stocks.
The Advisor’s selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market and foreign securities risks. The Portfolio would not be appropriate for you if you are investing for short- term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

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Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including military hostilities and related sanctions that impact trade and commodity prices, such as the wars between Russia and the Ukraine that began in February 2022 and Hamas and Israel that began in October 2023. Foreign stocks may be more volatile and less liquid than U.S. stocks.
Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of foreign securities indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to net asset value.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years, and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance reflects expense reimbursements and/or fee waivers made in 2019 and 2020. If such expense reimbursements or waivers were not in place, the Portfolio’s performance in 2019 and 2020 would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

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During the periods shown in the bar chart, the highest quarterly return was 14.65% (for the quarter ended June 30, 2020) and the lowest quarterly return was -20.80% (for the quarter ended March 31, 2020).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2024)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	12.95%	7.04%	5.37%
Return After Taxes on Distributions	6.72%	4.52%	0.23%
Return After Taxes on Distributions and Sale of Fund Shares[1]	10.07%	4.83%	2.79%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%
Blended PutWrite Index (reflects no deduction for fees, expenses or taxes)[2]	10.45%	4.27%	3.98%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Sean Heron, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since its inception in September 2012.
Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

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Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENTS
Objective, Principal Strategies and Risks
To help you decide which Portfolio is appropriate for you, this section looks more closely at the Portfolios’ investment objectives, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Portfolio.
Each Portfolio’s investment objectives and strategies may be changed by the Board without shareholder approval.
Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. Government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent that a Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on that Portfolio’s performance.
Disciplined U.S. Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of large cap companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index.
The Portfolio currently offers two classes of shares: the Advisor Shares offered in this Prospectus and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares class of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares class of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.
Disciplined U.S. Growth Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of large cap companies tied economically to the U.S. that are “growth companies”. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. The Advisor considers “growth companies” to be those companies that are included in the Russell 1000® Growth Index.
The Portfolio currently offers two classes of shares: the Advisor Shares offered in this Prospectus and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the

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two classes is their shareholder service fee and minimum initial investment: the Advisor Shares class of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares class of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.
Disciplined U.S. Value Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of large cap companies tied economically to the U.S. that are “value companies”. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Value Index. The Advisor considers “value companies” to be those that are included in the Russell 1000® Value Index.
Disciplined U.S. Small Cap Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of small cap companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index.
Disciplined International Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities of foreign companies, directly and/or through ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Under normal market circumstances, the Portfolio will invest directly and/or through ADRs, in companies based in at least three countries other than the United States.
Environmental Accountability Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of large cap companies tied economically to the U.S. that meet the Portfolio’s environmental criteria. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell.
The data providers currently providing the environmental data for analysis are MSCI, Inc. (“MSCI”) and OWL ESG, Inc. (“OWL ESG”).

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MSCI ESG ratings aim to measure a company’s management of the financially relevant ESG risks and opportunities. MSCI uses a rules-based methodology to identify industry leaders and laggards according to their exposure to ESG risks. MSCI’s ESG ratings range from leader (AAA, A), average (A, BBB, BB) to laggard (B, CCC). MSCI’s ESG ratings model identifies the ESG risks that MSCI believes are most material to a given sub-industry or sector.
OWL ESG provides ESG consensus scores. The ESG consensus scores, which are developed and administered by OWL ESG, reflect a consensus view of the importance of certain ESG metrics determined to be key to a company’s industry. OWL ESG’s ESG consensus scores are comprised of more than 500 sources, among them news and media outlets, non-governmental organizations, government databases, unions and activist groups. OWL ESG sorts its data sources into generalist ESG research providers, specialist ESG research providers, controversy ESG research providers and public sources.
Women in Leadership U.S. Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of large cap companies tied economically to the U.S. that satisfy the Advisor’s Women in Leadership criteria at the time of investment. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. In addition, the stock selection process takes into consideration broader gender equity data that focuses on pay, access to benefits and corporate anti-harassment policies.
The Women in Leadership performance evaluation data is currently provided by Equileap.
Long/Short Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide absolute return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Board. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. The Portfolio invests in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index.
There may be times when the Portfolio holds a significant portion of its assets in cash or cash equivalents as a temporary defensive measure, although the Portfolio generally intends to have all its assets invested (either long or short) in equities at all times.
The Portfolio currently offers two classes of shares: the Advisor Shares offered in this Prospectus and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares class of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares class of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.
Total Market Plus Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide long-term capital appreciation consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Board. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is

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organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. The Portfolio invests in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index.
The Portfolio intends, under normal circumstances, to have under 10% of its assets in cash or cash equivalents.
Strategic Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of Portfolio’s net assets (including borrowings for investment purposes) in equity securities such as common and preferred stock and securities convertible into such stock of U.S. companies. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Securities purchased by the Portfolio will be primarily those traded on the various stock exchanges and NASDAQ.
Although the Portfolio is not a tax-exempt fund, it will use several methods to reduce the impact of Federal and state income taxes on shareholders’ returns. For example, the Portfolio:
•	attempts to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields;
•
attempts to hold taxes on realized capital gains to a minimum by investing primarily in the securities of companies with above average earnings predictability and stability which the Portfolio expects to hold for several years;

•	attempts to avoid realizing short-term capital gains; and
•	sells depreciated securities to offset realized capital gains, when consistent with its overall investment approach, thus reducing capital gains distributions.
However, when deciding whether to sell a security, investment considerations will take precedence over tax considerations.
Equity Income Portfolio
The Advisor attempts to achieve the Portfolio’s objective by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in income-producing equity securities, such as common and preferred stocks. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Portfolio primarily invests in U.S. large cap companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in either the Russell 1000® Index or the S&P 900® Index, and that have a dividend yield above the S&P 500® Index at the time of purchase.
Additional consideration is given to the expected future growth rate of such dividends. The Portfolio seeks to invest in companies with yields higher than the yield of the S&P 500® Index in an attempt to provide a high level of current income relative to other mutual funds that invest in equity securities.
Small Cap Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide long-term capital appreciation consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks and preferred stocks, of U.S. small cap companies that the Advisor believes are undervalued. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index.
Equity securities purchased by the Portfolio will be primarily traded on the various stock exchanges and NASDAQ, although the Portfolio may purchase unlisted securities and penny stocks. The securities held by the Portfolio may represent many different types of companies and industries.
The Portfolio currently offers two classes of shares: the Advisor Shares offered in this Prospectus and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares class of the Portfolio

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charges a 0.25% fee and has no minimum initial investment, and the Institutional Shares class of the Portfolio charges a 0.05% fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.
Secured Options Portfolio
The Advisor attempts to achieve the Portfolio’s objective of long-term capital appreciation and option premiums consistent with reasonable risk to principal by using option writing strategies in an effort to obtain option premiums and reduce risk. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. This is a non-fundamental policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few, if any, stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.
The Portfolio currently offers two classes of shares: the Advisor Shares offered in this Prospectus and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares class of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares class of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.
Global Secured Options Portfolio
The Advisor attempts to achieve the Portfolio’s objective of long-term capital appreciation and option premiums consistent with reasonable risk to principal by using option writing strategies in an effort to obtain option premiums and reduce risk. Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. This is a non-fundamental policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Under normal market circumstances, the Portfolio will write covered call and/or secured put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks in at least three different countries, other than the United States, and will invest at least 40% of its net assets outside of the U.S. To the extent that the Portfolio’s assets are only subject to covered calls on a U.S. or foreign stock index, the Portfolio may hold U.S. or foreign stock index ETFs instead of individual U.S. or foreign stocks that replicate the movement of the U.S. or foreign index, in addition to the other permitted coverage methods.
Principal Investment Risks
Market Risk (All Portfolios)
Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical, there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility and may have adverse long-term effects. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation

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of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Deteriorating market conditions can cause a general weakness in the market that reduces the prices of securities in the market. To the extent that a Portfolio emphasizes issuers from any given industry or sector, it could be hurt if that industry or sector does not do well. Additionally, a Portfolio could lose value if the individual stocks in which it holds positions and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (fluctuations in price) as well as extended periods of price decline or increase. Individual stocks are impacted by many factors, including corporate earnings, production, management, sales, and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large capitalization stocks, or stocks within a particular industry.
Advancements in technology may also adversely impact markets and the overall performance of a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of a Portfolio’s holdings may be impacted, which could significantly impact the overall performance of a Portfolio.
Frequent Trading Risk (All Portfolios except Strategic Equity, Equity Income and Small Cap Equity Portfolios)
The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. A high rate of portfolio turnover may result in greater transaction costs, which may reduce the Portfolio’s performance. The sale of securities from the Portfolio may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income rates.
Investment Style Risk (All Portfolios except Equity Income, Small Cap Equity, Secured Options and Global Secured Options Portfolios)
•
Value Style (Disciplined U.S. Equity, Disciplined U.S. Value Equity, Disciplined U.S. Small Cap Equity, Disciplined International Equity, Women in Leadership U.S. Equity, Long/Short Equity and Total Market Plus Equity Portfolios): A Portfolio invests in stocks that the Advisor believes are reasonably priced, although there is no guarantee that the prices of these stocks will not move lower after purchase by the Portfolio. If the Advisor’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. The value investment style can also shift into and out of favor with investors, dependent on market and economic conditions. As a result, a Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

•
Growth Style (Disciplined U.S. Growth Equity Portfolio): The Portfolio invests in securities that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower. The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

Small Cap Risk (Disciplined U.S. Small Cap Equity, Long/Short Equity, Total Market Plus Equity and Small Cap Equity Portfolios)
The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market. Furthermore, while securities of small capitalization companies may offer greater opportunity for capital appreciation than larger companies, investment in such companies presents greater risks than investment in larger, more established companies. Historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and to many other changes in competitive, business, industry and economic conditions, including

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risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the price of the Portfolio’s shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.
Strategy Risk (Environmental Accountability Portfolio)
The application of minimum environmental performance standards will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative performance of the Portfolio – positively or negatively – depending on whether such investments are in or out of favor. Negative screening will exclude a subset of companies from the Portfolio’s universe of investable options as not meeting the minimum environmental performance standards prior to application of the Portfolio’s multi-factor stock selection models. There is a risk that, if companies with poor environmental performance are in favor with the markets, the application of the Portfolio’s minimum environmental performance standards will cause it to underperform funds that do not apply such standards and do not employ negative screens. The Advisor may select companies for inclusion or choose to exclude companies from the Portfolio’s holdings for reasons other than the issuer’s investment performance. For this reason, the Portfolio’s environmental strategy could cause it to perform differently from funds that do not have such a strategy. In addition, the Portfolio may be required to sell a security when it may otherwise be disadvantageous for it to do so. In evaluating an issuer, the Advisor uses, in part, information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess an issuer’s business practices with respect to the environment. The definition of “environmental investing” will vary according to an investor’s beliefs and values. There is no guarantee that the Advisor’s definition of environmental investing, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor.
Tax Managed Risk (All Portfolios except Equity Income, Small Cap Equity, Secured Options and Global Secured Options Portfolios)
The Portfolio uses various investment methods in in seeking to reduce the impact of Federal and state income taxes on shareholders returns. Market conditions may limit the Portfolio’s ability to implement this approach. For example, market conditions may limit the Portfolio’s ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates. Seeking to reduce the impact of Federal and state income taxes may affect the investment decisions made for the Portfolio. For example, the strategy may cause the
Portfolio to hold a security in order to achieve a more favorable tax treatment or to sell a security in order to create tax losses. The Portfolio’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. As a result of the Portfolio’s strategy, the Portfolio may defer the opportunity to realize gains.
Short Sales (Long/Short Equity and Total Market Plus Equity Portfolios)
The Long/Short Equity and Total Market Plus Equity Portfolios each take a long position by purchasing a security outright. When a Portfolio takes a short position, it generally borrows a security and then sells the security at the current market price in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the Portfolio buys the same security in the market and returns it to the lender. A Portfolio makes money when the market price of the borrowed security goes down after the short sale because it will have to pay less to replace the borrowed security than it received when it sold the security short. Conversely, if the price of the security goes up after the sale, a Portfolio will lose money because it will have to pay more to replace the borrowed security than it received when it sold the security short.
The Long/Short Equity and Total Market Plus Equity Portfolios’ short selling activities are significantly different from the investment activities of, and involve more risks than, other funds that do not engage in short selling. If a security is sold

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short and it increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The Portfolios will also incur transaction costs in effecting short sales. The amount of gain will be decreased, and the amount of any loss increased, by the amount of the premium, interest, dividends and transaction costs a Portfolio may be required to pay in connection with the short sale. Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the stock plus the transaction costs. By contrast, there is no maximum attainable price of a shorted security. Therefore, the theoretical loss on securities sold short is unlimited. By contrast, the gain on a short sale, before transaction costs, is generally limited to the difference between the price at which the borrowed security is sold and the price paid to purchase the security to return it to the lender. The use of short sales may also result in a Portfolio realizing more short-term capital gains than it would if the Portfolio did not engage in short sales.
In addition, a Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. This would occur, for example, if the lender of the borrowed security requires a Portfolio to return the security on short notice and the Portfolio is unable to borrow the security from another lender, which may require the Portfolio to purchase the borrowed security at an unfavorable price, resulting in a loss.
Depending on the arrangement with the lender, each Portfolio may be required to pledge all or a significant portion of its assets, which may include cash collateral from securities lending activities, to the lender as collateral for the short sales. The proceeds from the short sales may be retained by the lender as collateral or the Portfolio may be permitted to use the cash proceeds to purchase additional securities or for any other purposes. Because cash proceeds are Portfolio assets which are typically used to satisfy a portion of lender’s collateral requirements for the short sale, the reinvestment of these cash proceeds may require a Portfolio to post as collateral additional securities that it owns or other assets. For these and other reasons, a Portfolio might be required to liquidate long and short positions at times that may be disadvantageous to the Portfolio.
Foreign Securities (Disciplined International Equity, Strategic Equity, Secured Options, and Global Secured Options Portfolios)
The Disciplined International Equity Portfolio may invest in equity securities of foreign companies directly and/or through ADRs. The Global Secured Options, Strategic Equity and Secured Options Portfolios may invest in ADRs.
ADRs involve risks similar to those accompanying direct investment in foreign securities. The Global Secured Options Portfolio may purchase securities in any foreign country, developed or underdeveloped. There are substantial risks involved in investing in foreign securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on a Portfolio’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Portfolio’s shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in a Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.
Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent a Portfolio from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose a Portfolio to losses due either to subsequent declines in the value of the portfolio security or, if the security has been sold, to claims by the purchaser.
Investing in foreign securities includes the risk of possible losses through the holding of securities in domestic and foreign custodian banks and depositories. Additionally, many countries are dependent on a healthy U.S. economy, and are adversely affected when the U.S. economy weakens or its markets decline. In addition, the risks of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries.

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International war or conflicts (including Russia's invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Portfolios invest in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolios' investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Portfolios could be significantly impacted.
Emerging Market Investments (Global Secured Options Portfolio)
The Global Secured Options Portfolio may also purchase securities in developing or emerging markets. The risks of investing in foreign securities are often heightened for investments by the Portfolio in developing or emerging markets. Developing countries may also impose restrictions on the Portfolio’s ability to repatriate investment income or capital. Even without such restrictions, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. Some of the currencies in emerging markets have been devalued relative to the U.S. dollar. In many cases these devaluations have been significant. Certain developing countries impose constraints on currency exchange.
Governments of some developing countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets, and may exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which in turn, could affect the value of the Portfolio’s investments. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The Portfolio may invest in foreign securities markets which are smaller, less liquid, and subject to greater price volatility than those in the United States.
Preferred Stock (Strategic Equity and Equity Income Portfolios)
Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.
Dividend Paying Security (Equity Income Portfolio)
Income provided by the Portfolio may be affected by changes in the dividend policies of the companies in which the Portfolio invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends. The Portfolio’s focus on dividend-paying investments may cause the Portfolio’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend-paying securities.
Investments in Other Investment Companies (Secured Options and Global Secured Options Portfolios)
To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the Global Secured Options Portfolio and the Secured Options Portfolio may invest in shares of other registered investment companies, including ETFs. If a Portfolio invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF invests in or is designed to track, although the lack of liquidity of an

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ETF could result in it being more volatile. In addition, ETFs and closed-end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed-end funds trade like stocks on exchanges, they are subject to trading and commission costs.
The Securities and Exchange Commission (“SEC”) has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While the rule permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 of the 1940 Act went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.
Options (Secured Options and Global Secured Options Portfolios)
The Global Secured Options Portfolio and the Secured Options Portfolio may write and buy call and put options. The writing of options is intended to earn cash through the receipt of option premiums. As the seller of the call option, a Portfolio receives cash (the “premium”) from the purchaser. Depending on the type of call option, the purchaser of a call option has the right to any appreciation in the value over a fixed price (the “exercise price”) of a security or index either on certain date in the future (the “expiration date”) or at any time prior to the expiration date. If the purchaser does not exercise the option, the Portfolio retains the premium. If the purchaser exercises the option, the Portfolio pays the purchaser the difference between the value of the security or the index and the exercise price of the option or, in the case of options on securities, closes the option by delivering the underlying security versus the payment of the exercise price. The premium, the exercise price and the value of the security or index determine the gain or loss realized by the Portfolio. The Portfolio can also repurchase the call option prior to the expiration date, ending its obligation, and the cost of entering into closing purchase transactions will determine the gain or loss realized by the Portfolio. Each Portfolio may also buy call options. The value of a call option generally increases as the price of the underlying stock or index increases and decreases as the price of the underlying stock or index decreases.
The Global Secured Options Portfolio and the Secured Options Portfolio will also write cash-secured put options in an attempt to complement the covered call strategy. A put option gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified price at any time during the term of the option. To the extent a Portfolio sells cash-secured put options it will be required to hold a significant portion of its assets in cash or cash equivalents, such as U.S. Treasury securities and repurchase agreements, to cover the put option. Each Portfolio may also buy put options. The value of a put option generally increases as the price of the underlying stock decreases and decreases as the price of the underlying stock increases.
Writing covered call options may provide a steady cash flow, although it may also reduce a Portfolio’s ability to profit from increases in the value of its equity portfolio. If the Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired unexercised. Writing cash-secured put options may also provide a steady cash flow, although it may also require the Portfolio to realize a loss if the put option is exercised. Each Portfolio may also buy put options, which may protect the Portfolio from a significant market decline that may occur over a short period of time. Each Portfolio may also buy call options, which may result in the purchase of equities below their market value. As the purchaser of either a call or put option, if the option expires unexercised, a Portfolio will lose the premium it paid to purchase the option. There can be no assurance that a liquid market will exist when a Portfolio seeks to enter or close out an open option position. The value of options may be adversely affected if the market for the options becomes less liquid or smaller.
Third Party Data Provider (Environmental Accountability Portfolio)
In assessing the eligibility of a company based on environmental research, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.

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Non-principal Risks
Repurchase Agreements
Each Portfolio may enter into collateralized repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Such agreements can be entered into for periods of one day or for a fixed term.
In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the Portfolio holding such obligation suffers a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) is less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.
Portfolio Turnover
The Global Secured Options, Long/Short Equity, Total Market Equity, Disciplined U.S. Equity, Disciplined U.S. Growth Equity, Disciplined U.S. Value Equity, Disciplined U.S. Small Cap Equity, Environmental Accountability, Disciplined International Equity, Secured Options and Women in Leadership U.S. Equity Portfolios may engage in active and frequent trading of portfolio securities. High portfolio turnover may involve correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover may also increase share price volatility and result in realization of taxable capital gains to shareholders with taxable accounts, including short-term capital gains, and may adversely impact a Portfolio’s after-tax returns. Trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.
Selection of Investments
The Advisor evaluates the rewards and risks presented by all securities purchased by each Portfolio and how they may advance the Portfolio’s investment objective. It is possible that these evaluations will prove to be inaccurate.
In addition, under normal circumstances, the Long/Short Equity and Total Market Plus Equity Portfolios’ investment selection process may result in the Advisor taking long positions in a market sector or industry that is not offset, or not offset to the same extent, by corresponding short positions in the same market sector or industry, and vice versa. This may result in increased risk and opportunity for loss should the securities in a particular market sector or industry not perform as predicted by the Advisor’s selection process.
Other Types of Investments and Risks
In addition to each Portfolio’s principal investment strategies and risks, and the particular types of securities which each Portfolio may select for investment described above, each Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies and other risks is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the Statement of Additional Information (“SAI”).
Emerging Markets: The Disciplined International Equity Portfolio may also purchase securities in developing or emerging markets. The risks of emerging market investments are described above under “Emerging Markets Investments.”
Engagement: When appropriate, as determined by the Advisor, the Environmental Accountability Portfolio and the Women in Leadership U.S. Equity Portfolio may participate in shareholder engagement activities by joining shareholder proposals on proxy statements to request disclosure reports from companies such Portfolio invests in on topics related to the Portfolio’s ESG or Women in Leadership criteria. The Portfolios’ participation in shareholder engagement will generally be limited to shareholder proposals that request the company to furnish information helpful to shareholders in evaluating the company’s operations or request reports that enhance communication between shareholders and management. The

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Portfolios may be part of a coalition of stakeholders that work with an organization that will file or co-file shareholder proposals. Due to various regulatory barriers in foreign regions, including European and Asia-Pacific countries, the Advisor does not generally expect to file shareholder proposals outside of the United States.
Foreign Securities: The Equity Income Portfolio and Small Cap Equity Portfolio may invest in ADRs. The Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Environmental Accountability Portfolio, Women in Leadership U.S. Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Long/Short Equity Portfolio and Total Market Plus Equity Portfolio each intends to remain, for the most part, fully invested in equity securities which may include, as a non-principal investment, ADRs listed on the NYSE. The risks of ADRs are described above under “Foreign Securities.”
Initial Public Offerings: The Strategic Equity Portfolio, Equity Income Portfolio and Small Cap Equity Portfolio may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public.
An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (the risk that a Portfolio may experience difficulty in selling its IPO shares in a timely manner).
When a Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investments in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance. Because of the price volatility of IPO shares, a Portfolio may choose to hold IPO shares for a very short period of time. This may increase the portfolio turnover and may lead to increased expenses to the Portfolio, such as commissions and transaction costs. By selling IPO shares, a Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Portfolio will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.
A Portfolio’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.
Investments in Other Investment Companies: Each Portfolio may also invest in shares of other investment companies, including ETFs. The risks of registered investment company investments are described above under “Investments in Other Investment Companies.”
Other Derivatives: The Long/Short Equity Portfolio, Global Secured Options Portfolio and Secured Options Portfolio may use other types of derivatives such as swaps, security-based swaps, futures and options on futures to manage risks inherent in its portfolio and to increase its return. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset such as a security or an index. The use of derivative instruments by a Portfolio may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Some of the risks of investing in derivatives include (i) the risk that the other party to the derivative contract may fail to fulfill its obligations; (ii) the risk that the use of derivatives may reduce liquidity and make the Portfolio harder to value, especially in declining markets; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index; and (iv) the risk that the Portfolio may suffer disproportionately heavy losses relative to the amount invested if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or credit events. A Portfolio may invest in derivative instruments to increase total return and for hedging purposes. Investing to increase total return is considered a speculative practice and presents even greater risk of loss.

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Rule 18f-4 under the 1940 Act, which was adopted on October 28, 2020 and had a final compliance deadline of August 19, 2022, permits a Portfolio to enter into derivatives transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of senior securities contained in section 18 of the 1940 Act, provided that the Portfolio complies with the conditions of the Rule. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Portfolios, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Portfolio elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Additionally, prior to the adoption and implementation of Rule 18f-4 under the 1940 Act, to the extent a Portfolio was required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivatives transactions, including swaps, the Portfolio could be required to sell portfolio instruments to meet these asset segregation requirements. There was a possibility that segregation involving a large percentage of a Portfolio’s assets could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations. Rule 18f-4 under the 1940 Act provides for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements with respect to derivatives.
Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Rule 18f-4 could restrict a Portfolio’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Portfolio.
Real Estate Investment Trusts: Each Portfolio may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.
Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

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Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.
Securities Lending: In order to generate additional income, each Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Board. All or a portion of the cash collateral received by the Long/Short Equity and Total Market Plus Equity Portfolios may be used to finance short sales. The value of the securities loaned may not exceed one-third of the value of the total assets of a Portfolio (including the loan collateral). A Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.
Cyber Security Risk: The Portfolios and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolios or their advisers, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolios. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio to regulatory fines or financial losses and/or cause reputational damage. A Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investment in such companies to lose value.
COVID-19 Risk: The impact of COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways over the period since the virus responsible for the global pandemic was first detected in December of 2019. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19, and the United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, the full impact of COVID-19 and any current or future variants is currently unknown, and it may exacerbate other risks that apply to the Portfolios, including political, social and economic risks. Any such impact could adversely affect a Portfolio’s performance and the performance of the securities in which a Portfolio invests. The impact of these events and other epidemics or pandemics in the future could adversely affect the Portfolios’ performance.
Large Shareholder Risk: From time to time, shareholders of a Portfolio (which may include institutional investors or financial intermediaries acting on behalf of their clients) may make relatively large redemptions or purchases of the Portfolio’s shares. These transactions may, among other things, cause the Portfolio to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While the Fund maintains credit facilities with State Street Bank and Trust Company that can be used to help limit the disruption from redemptions, there could be adverse effects on the Portfolio’s performance to the extent that the Portfolio may be required to sell securities or invest cash at times it would not otherwise do so. Selling portfolio securities to meet a large redemption request also may increase transaction costs or have adverse tax consequences for Portfolio shareholders. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.
Portfolio Holdings
The Advisor may publicly disclose information concerning the securities held by each Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. In addition, the Advisor may post each Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its

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website, www.glenmedeim.com. This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report that includes such period or its report on Form N-PORT for the last month of the Fund’s first or third fiscal quarters. The Fund may terminate or modify this policy at any time without further notice to shareholders.
A further description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.
PRICE OF PORTFOLIO SHARES
The price of shares issued by each Portfolio is based on its NAV. Each Portfolio’s NAV per share is determined on a per class basis as of the close of regular trading hours of the NYSE, currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Board has approved that the Portfolios may determine to price their shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.
Each Portfolio’s investments generally are valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith using methods determined by the Board. The Board has designated the Advisor to serve as the valuation designee (the “Valuation Designee”) with respect to the Portfolios’ securities for which valuations are not readily available. The Valuation Designee works with State Street Bank and Trust Company, the Fund’s custodian, to regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report by the Valuation Designee is submitted describing any security that has been fair valued and the basis for the fair value determination.
Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted price available when assets are valued. Foreign securities may trade on days when shares of a Portfolio are not priced; as a result, the value of such securities may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.
The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.
The frequency with which a Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).
Valuing a Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.

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ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES
Each Portfolio may appoint one or more intermediaries as its agent to receive purchase and redemption orders of shares of the Portfolios and cause these orders to be transmitted, on an aggregated basis, to the Portfolios’ transfer agent. Orders placed through these intermediaries will be deemed to have been received and accepted by the Portfolio when the intermediary accepts the order. Therefore, the purchase or redemption order will reflect the NAV per share next determined after receipt of the order by the intermediary, if the intermediary successfully transmits the order to the Portfolio’s transfer agent by the next business morning.
Purchase of Shares
Shares of each Portfolio are sold without a sales commission on a continuous basis to Glenmede Trust acting on behalf of its clients and clients of its Affiliates (“Clients”) and to certain approved employee benefit plans and institutions, including brokers acting on behalf of their clients (“Institutions”), at the NAV per share next determined after receipt, in proper order, of the purchase order by the Fund’s transfer agent. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust or the Institutions. If you wish to purchase shares in a Portfolio, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.
Each Portfolio reserves the right, in its sole discretion, to reject any purchase order, when, in the judgment of management, such rejection is in the best interests of the Portfolio and its shareholders.
Your Institution may charge you for purchasing or selling shares of a Portfolio. There is no transaction charge for shares purchased directly from a Portfolio through Glenmede Trust.
Shares may also be available on brokerage platforms that have agreements with the Fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of certain Portfolios are available in other share classes that have different fees and expenses.
Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.
The Fund reserves the right, in its sole discretion, to suspend the offering of shares of a Portfolio or to reject purchase orders when, in the judgment of the Advisor, such suspension or rejection is in the best interests of a Portfolio. Subject to the Board’s discretion, the Advisor will monitor each Portfolio’s total assets and may decide to close any of the Portfolios at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Portfolio may adversely affect the implementation of the Portfolio’s investment strategy. Subject to the Board’s discretion, once closed, the Advisor may also choose to reopen a Portfolio to new investments at any time, and may subsequently close such Portfolio again should concerns regarding the Portfolio’s size recur. If a Portfolio closes to new investments, generally that Portfolio would be offered only to certain existing shareholders of the Portfolio and certain other persons, who may be generally subject to cumulative, maximum purchase amounts.
The Fund, however, reserves the right to reopen a closed Portfolio to new investments from time to time at its discretion.
Redemption of Shares
You may redeem shares of each Portfolio at any time, without cost, at the NAV per share next determined after the Fund’s transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.
You will typically be paid your redemption proceeds within one business day after the Fund’s transfer agent receives your redemption order in proper form; however, payment of redemption proceeds may take up to seven days. The Fund may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the SEC.

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Redemption proceeds are typically paid in cash from the proceeds of the sale of portfolio securities. The Fund also maintains credit facilities that serve as additional sources of liquidity for meeting redemption requests. The Fund also has the right to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period or, subject to the approval of the Board of Directors, in other circumstances identified by the Advisor. Any additional redemption proceeds would be made in readily marketable securities (“in-kind redemptions”). In-kind redemptions may be in the form of pro-rata slices of a Portfolio’s portfolio, individual securities or a representative basket of securities in conformity with applicable rules of the SEC and the Fund’s Policy and Procedures Related to the Processing of In-Kind Redemptions. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash, generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions and may incur other transaction expenses in converting these securities to cash. These redemption methods are used regularly and may also be used in stressed market conditions.
Conversion from Advisor Shares to Institutional Shares of the Small Cap Equity Portfolio, Secured Options Portfolio, Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio and Long/Short Equity Portfolio
If your account balance in the Small Cap Equity Portfolio, Secured Options Portfolio, Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio or Long/Short Equity Portfolio is at least $10,000,000, you may contact Glenmede Trust or your Institution to convert your Advisor Shares to Institutional Shares of the same Portfolio. Any such conversion will occur at the respective NAVs of the share classes next calculated after the Fund receives the shareholder’s request in good order. Conversion between share classes of the same Portfolio is a non-taxable event.
If an account no longer meets the minimum balance requirement for Institutional Shares, the Fund may automatically convert the shares in the account to Advisor Shares. A decline in the account balance because of market movement may result in such a conversion. Glenmede Trust will notify you or your Institution in writing before any such conversion occurs.
Frequent Purchases and Redemptions of Portfolio Shares
Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies; harm the performance of a Portfolio; dilute the value of Portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a Portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.
The Fund does not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Portfolios’ shares, the Fund has established the following procedures designed to discourage market timing of the Portfolios. The Fund will enforce its policies and procedures to discourage market timing of the Portfolios’ shares equitably on all shareholders. There is no guarantee that the Fund will be able to identify individual shareholders who may be market timing the Portfolios or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.
Shares of the Portfolios may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust and the Advisor periodically review trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in their judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by Glenmede Trust or the Advisor, as applicable. If this information shows that an investor’s trading activity suggests market timing, Glenmede Trust or the Advisor, as applicable, will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolios using criteria that may differ from the criteria established by Glenmede Trust and the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, Glenmede Trust or the Advisor, as applicable, will determine what action to take, including terminating the relationship with the financial intermediary.

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DIVIDENDS AND DISTRIBUTIONS
The Portfolios normally distribute substantially all of their net investment income to shareholders in the form of a quarterly dividend.
The Portfolios normally distribute any realized net capital gains at least once a year.
Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.
ADDITIONAL INFORMATION ABOUT TAXES
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding Federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.
Distributions
Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.
Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.
Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Portfolio (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Portfolio to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of a Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower rates to apply, you must have owned your Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio’s ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Portfolio’s distributions that qualify for this favorable treatment may be reduced as a result of the Portfolio’s securities lending activities, if any, certain options transactions, if any, a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.
Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
It is expected that the Disciplined International Equity Portfolio and the Global Secured Options Portfolio will be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Disciplined International Equity Portfolio and the Global Secured Options Portfolio may, to the extent eligible, make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.

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A portion of distributions paid by a Portfolio to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Portfolio’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations.
If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”
It is contemplated that the Secured Options Portfolio and the Global Secured Options Portfolio will write call and put options, the Secured Options Portfolio, the Global Secured Options Portfolio and the Long/Short Equity Portfolio may invest in derivative securities, including swaps, futures, options on futures and forward contracts, and the Long/Short Equity Portfolio and Total Market Plus Equity Portfolio will engage in short sales. The tax treatment of these sorts of transactions is complex and may (as may a Portfolio’s high turnover rate) result in the recognition by these Portfolios of significant amounts of short-term capital gain and ordinary income. This, in turn, may cause significant portions of the distributions by these Portfolios to shareholders to be taxable at an ordinary income rate. Also, in some cases, these transactions may cause these Portfolios to recognize income or gain without any corresponding receipt of cash, in which case the Portfolios may have to liquidate other positions to enable them to distribute the amount of that income or gain to shareholders so as to avoid incurring corporate-level tax.
Sales and Redemptions
You will generally recognize taxable gain or loss for Federal income tax purposes on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you dispose of them.
Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.
For shares acquired on or after January 1, 2012, the Portfolios (or relevant broker or financial advisor) are required to compute and report to the IRS and furnish to Portfolio shareholders cost basis information when such shares are sold. The Portfolios have elected to use the average cost method, unless you instruct the Portfolios to use a different IRS- accepted cost basis method or you choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Portfolios and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your Federal and state income tax returns. Portfolio shareholders should consult with their tax advisors to determine the best IRS- accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.
IRAs and Other Tax-Qualified Plans
The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the shares.
Backup Withholding
Each Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 24%.

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U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Portfolios, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Portfolios’ net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Portfolios’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Portfolios.
Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Portfolios, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Portfolios.
In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Portfolio is effectively connected with that trade or business, then the foreign investor’s income from the Portfolio will generally be subject to U.S. Federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.
The Portfolios will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.
All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Portfolio.
State and Local Taxes
You may also be subject to state and local taxes on distributions, sales and redemptions. State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest on U.S. Government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIOS
Investment Advisor
Glenmede Investment Management LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolios. The Advisor, a limited partnership, is wholly-owned by Glenmede Trust. As of December 31, 2024, the Advisor oversaw approximately $7.1 billion in assets.
Under Investment Advisory Agreements with the Fund, the Advisor, subject to the control and supervision of the Board and in conformance with the stated investment objective and policies of each Portfolio, manages the investment and reinvestment of the assets of each Portfolio. It is the responsibility of the Advisor to make investment decisions for each Portfolio and to place each Portfolio’s purchase and sale orders.
For the fiscal year ended October 31, 2024, the Portfolios paid management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the following annual percentage rates of the Portfolio’s average daily net assets, as shown in the following table.

Portfolio	Percentage of Average Daily Net Assets *
Disciplined U.S. Equity Portfolio – Advisor Shares	0.55%
Disciplined U.S. Growth Equity Portfolio – Advisor Shares	0.55%
Disciplined U.S. Value Equity Portfolio	0.55%*
Disciplined U.S. Small Cap Equity Portfolio	0.55%*
Disciplined International Equity Portfolio	0.75%**
Environmental Accountability Portfolio	0.55%****
Women in Leadership U.S. Equity Portfolio	0.55%*
Long/Short Equity Portfolio – Advisor Shares	1.20%***
Total Market Plus Equity Portfolio	1.20%***
Strategic Equity Portfolio	0.55%
Equity Income Portfolio	0.55%*
Small Cap Equity Portfolio – Advisor Shares	0.55%
Secured Options Portfolio – Advisor Shares	0.55%
Global Secured Options Portfolio	0.55%**

*
The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Disciplined U.S. Value Equity Portfolio’s, Disciplined U.S. Small Cap Equity Portfolio’s, Women in Leadership U.S. Equity Portfolio’s and Equity Income Portfolio’s annual total operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements, which may not be terminated without the approval of the Board, until at least February 28, 2026. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

**
The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Disciplined International Equity Portfolio’s and Global Secured Options Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements, which may not be terminated without the approval of the Board, until at least February 28, 2026. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

***
The Advisor has contractually agreed to waive a portion of its 1.20% management fees so that after giving effect to such contractual waiver, the management fees for the Long/Short Equity and Total Market Plus Equity Portfolios are each 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse these Portfolios to the extent that total annual operating expenses of the Long/Short Equity Portfolio’s Advisor Shares and the Total Market Plus Equity Portfolio, exceed 1.25% of the average daily net assets of the Long/Short Equity Portfolio’s Advisor Shares and the Total Market Plus Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements, which may not be terminated without the approval of the Board, until at least February 28, 2026. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

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****
The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Environmental Accountability Portfolio’s annual total operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements, which may not be terminated without the approval of the Board, until at least February 28, 2026. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

A discussion regarding the Board’s basis for renewing the Investment Advisory Agreements is available in the Fund’s financial statements on Form N-CSR for the fiscal year ended October 31, 2024.
Shareholders in the Portfolios who are clients of Glenmede Trust, or its Affiliates, pay fees which vary, depending on the capacity in which Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular Client (e.g., personal trust, estate settlement, advisory and custodian services) (“Client Fees”). Glenmede Trust and its Affiliates currently intend to exclude the portion of their Clients’ assets invested in the Portfolios when calculating Client Fees. Shareholders in the Portfolios who are customers of other Institutions may pay fees to those Institutions.
The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolios, to selected Institutions that provide services to the Institution’s customers who are beneficial owners of the Portfolios and other persons in connection with servicing and/or sales of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.
Vladimir de Vassal, CFA, Director of Quantitative Research of the Advisor, is primarily responsible for the management of the Disciplined International Equity, Disciplined U.S. Equity, Disciplined U.S. Growth Equity, Disciplined U.S. Value Equity, Long/Short Equity, Disciplined U.S. Small Cap Equity, Total Market Equity, Environmental Accountability and Women in Leadership U.S. Equity Portfolios. Mr. de Vassal has been employed by the Advisor and its predecessors as a portfolio manager since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp. Paul T. Sullivan, CFA, Portfolio Manager of the Advisor, assists Mr. de Vassal in the management of the Portfolios by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor and its predecessors as a portfolio manager since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co. where he was a supervisor in the mutual fund accounting department. Alexander R. Atanasiu, CFA, has been a Portfolio Manager of the Advisor since 2015. Mr. Atanasiu has been employed by the Advisor as a quantitative research analyst since 2005. Messrs. de Vassal and Sullivan have managed the Disciplined U.S. Equity, Disciplined U.S. Growth Equity, Long/Short Equity, Disciplined U.S. Value Equity, Disciplined U.S. Small Cap Equity, Environmental Accountability, Total Market Plus Equity and Women in Leadership U.S. Equity Portfolios since each Portfolio’s commencement of operations in February 2004, February 2004, September 2006, November 2017, November 2017, December 2015, December 2006 and December 2015, respectively, and the Disciplined International Equity Portfolio since December 2014. Mr. Atanasiu has managed the Disciplined U.S. Equity Portfolio and Disciplined U.S. Growth Equity Portfolio since February 2018, the Disciplined International Equity Portfolio since December 2014, the Long/Short Equity Portfolio and the Total Market Plus Equity Portfolio since February 2015, the Disciplined U.S. Value Equity Portfolio and Disciplined U.S. Small Cap Equity Portfolio since each Portfolio’s commencement of operations in November 2017, and the Environmental Accountability and Women in Leadership U.S. Equity Portfolios since each Portfolio’s commencement of operations in December 2015.
John R. Kichula, CFA, Portfolio Manager of the Advisor and Mark Livingston, CFA, Portfolio Manager of the Advisor are primarily responsible for the management of the Strategic Equity Portfolio and Equity Income Portfolio. Mr. Kichula joined the Glenmede Trust in 2002 where he worked as a research analyst. Mr. Livingston conducts equity research primarily focusing on companies in the consumer discretionary and industrial sectors. Prior to joining the Advisor in 2010, Mr. Livingston was an Associate Director of Equity Research at UBS, focusing on the gaming and leisure industries. Prior to UBS, Mr. Livingston was an Associate in Equity Research at Lehman Brothers in New York City, covering the machinery industry. Mr. Kichula has managed the Strategic Equity Portfolio since February 2015 and the Equity Income Portfolio since December 2020. Mr. Livingston has managed the Strategic Equity Portfolio since February 2016 and the Equity Income Portfolio since December 2020.
Jordan L. Irving, Portfolio Manager of the Advisor, manages the Small Cap Equity Portfolio along with Matthew F. Shannon, CFA, Portfolio Manager of the Advisor. Mr. Irving has been responsible for the management of the Small Cap Equity Portfolio since February 2018. Mr. Irving has been employed by the Advisor as a portfolio manager since 2017. Prior to joining the Advisor, Mr. Irving served as a founding partner and portfolio manager at Irving Magee Investment

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Management LLC, and prior to that served as a senior portfolio manager for both large and small capitalization value equity strategies at Macquarie Investment Management. Mr. Shannon has been responsible for the management of the Small Cap Equity Portfolio since April 2022. Mr. Shannon has been employed by the Advisor since 2014. Prior to that time, Mr. Shannon served as a portfolio management associate for Glenmede Trust.
Sean Heron, CFA, Portfolio Manager of the Advisor, is primarily responsible for the management of the Secured Options Portfolio and the Global Secured Options Portfolio. Mr. Heron has been responsible for the management of the Secured Options Portfolio since it commenced operations in June 2010 and the Global Secured Options Portfolio since it commenced operations in September 2012. He has been employed by the Advisor since June 2010. Since 2006, Mr. Heron has served as Vice President to Glenmede Trust. Prior to that time, Mr. Heron was employed by McGowan Investors LP (2004-2006) and Goldman Sachs & Co. (1999-2003) as a Senior Derivatives Trader.
The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Fund Portfolios they manage.
GENERAL INFORMATION
If you have any questions regarding the Portfolios, contact the Fund at the address or telephone number stated on the back cover page.

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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2024 has been audited by Cohen & Company, Ltd., the funds independent registered public accounting firm, whose report, along with each Portfolio’s financial statements, is included in the Annual Report, which is available upon request. This information has been audited by Cohen & Company Ltd, whose report, along with each Portfolio’s financial statements, is included in the Annual Report, which is available upon request. Information for the fiscal years ended October 31, 2023, 2022, 2021 and 2020 was audited by PricewaterhouseCoopers LLP, the Portfolios’ former independent registered public accounting firm.
Disciplined U.S. Equity Portfolio - Advisor Shares
(formerly, Quantitative U.S. Large Cap Core Equity Portfolio)

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$21.29	$25.15	$32.97	$24.99	$26.89
Income from investment operations:
Net investment income[1]	0.22	0.23	0.26	0.23	0.29
Net realized and unrealized gain (loss) on investments	5.20	0.78	(4.01)	10.15	(0.73)
Total from investment operations	5.42	1.01	(3.75)	10.38	(0.44)
Distributions to shareholders from:
Net investment income	(0.22)	(0.26)	(0.27)	(0.24)	(0.29)
Net realized capital gains	(1.64)	(4.61)	(3.80)	(2.16)	(1.17)
Total distributions	(1.86)	(4.87)	(4.07)	(2.40)	(1.46)
Net asset value, end of year	$24.85	$21.29	$25.15	$32.97	$24.99
Total return	26.51%	4.42%	(12.89)%	43.77%	(1.90)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$633,850	$712,481	$924,570	$1,255,795	$1,066,153
Ratio of operating expenses to average net assets	0.86%[2]	0.86%[2]	0.84%[2]	0.85%[2]	0.87%
Ratio of net investment income to average net assets	0.92%	1.04%	0.96%	0.75%	1.15%
Portfolio turnover rate[3]	61%	78%	66%	41%	66%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	The ratio of operating expenses excluding interest expense was 0.86%, 0.86%, 0.84% and 0.85% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
3	Portfolio turnover is calculated at the fund level.

83

Disciplined U.S. Growth Equity Portfolio - Advisor Shares
(formerly, Quantitative U.S. Large Cap Growth Equity Portfolio)

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.73	$27.95	$40.64	$32.02	$33.08
Income from investment operations:
Net investment income (loss)[1]	(0.02)	0.08	0.09	0.05	0.12
Net realized and unrealized gain (loss) on investments	9.18	1.71	(5.65)	13.33	3.19
Total from investment operations	9.16	1.79	(5.56)	13.38	3.31
Distributions to shareholders from:
Net investment income	(0.00)[2]	(0.08)	(0.09)	(0.05)	(0.14)
Net realized capital gains	(1.47)	(1.93)	(7.04)	(4.71)	(4.23)
Total distributions	(1.47)	(2.01)	(7.13)	(4.76)	(4.37)
Net asset value, end of year	$35.42	$27.73	$27.95	$40.64	$32.02
Total return	33.85%	6.84%	(16.67)%	46.17%	10.68%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$1,203,894	$1,080,175	$1,211,342	$1,751,370	$1,659,543
Ratio of operating expenses to average net assets	0.86%[3]	0.86%[3]	0.84%[3]	0.85%[3]	0.88%
Ratio of net investment income (loss) to average net assets	(0.07)%	0.27%	0.28%	0.15%	0.40%
Portfolio turnover rate[4]	55%	78%	85%	49%	69%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	Amount rounds to less than $0.01 per share.
3	The ratio of operating expenses excluding interest expense was 0.86%, 0.86%, 0.84% and 0.85% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
4	Portfolio turnover is calculated at the fund level.

84

Disciplined U.S. Value Equity Portfolio
(formerly, Quantitative U.S. Large Cap Value Equity Portfolio)

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.50	$12.37	$13.05	$9.03	$10.29
Income from investment operations:
Net investment income[1]	0.24	0.23	0.21	0.18	0.20
Net realized and unrealized gain (loss) on investments	2.78	(0.39)	(0.67)	4.02	(1.26)
Total from investment operations	3.02	(0.16)	(0.46)	4.20	(1.06)
Distributions to shareholders from:
Net investment income	(0.25)	(0.22)	(0.22)	(0.18)	(0.20)
Net realized capital gains	(0.08)	(0.49)	—	—	—
Total distributions	(0.33)	(0.71)	(0.22)	(0.18)	(0.20)
Net asset value, end of year	$14.19	$11.50	$12.37	$13.05	$9.03
Total return[2]	26.50%	(1.46)%	(3.49)%	46.66%	(10.19)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$2,084	$1,640	$1,665	$2,487	$1,588
Ratio of operating expenses before waiver/reimbursement to average net assets.	3.63%	2.85%	2.27%	2.45%	2.66%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%	0.85%[3]	0.85%	0.85%
Ratio of net investment income to average net assets	1.81%	1.87%	1.66%	1.48%	2.15%
Portfolio turnover rate	72%	81%	76%	68%	95%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
3	The ratio of operating expenses excluding interest expense was 0.85% for the year ended October 31, 2022.

85

Disciplined U.S. Small Cap Equity Portfolio

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.46	$13.13	$15.05	$9.55	$10.39
Income from investment operations:
Net investment income[1]	0.08	0.11	0.14	0.07	0.06
Net realized and unrealized gain (loss) on investments	3.86	(0.67)	(0.57)	5.50	(0.82)
Total from investment operations	3.94	(0.56)	(0.43)	5.57	(0.76)
Distributions to shareholders from:
Net investment income	(0.08)	(0.11)	(0.15)	(0.07)	(0.08)
Net realized capital gains	—	(1.00)	(1.34)	—	—
Total distributions	(0.08)	(1.11)	(1.49)	(0.07)	(0.08)
Net asset value, end of year	$15.32	$11.46	$13.13	$15.05	$9.55
Total return[2]	34.45%	(4.52)%	(2.97)%	58.45%	(7.37)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$2,216	$1,450	$1,521	$1,556	$982
Ratio of operating expenses before waiver/reimbursement to average net assets	3.65%	3.06%	3.49%	3.45%	4.63%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	0.56%	0.91%	1.03%	0.53%	0.65%
Portfolio turnover rate	85%	85%	94%	84%	101%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.

86

Disciplined International Equity Portfolio
(formerly, Quantitative International Equity Portfolio)

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.84	$12.27	$15.54	$12.05	$13.97
Income from investment operations:
Net investment income[1]	0.44	0.32	0.42	0.36	0.26
Net realized and unrealized gain (loss) on investments	3.10	1.54	(3.15)	3.48	(1.79)
Total from investment operations	3.54	1.86	(2.73)	3.84	(1.53)
Distributions to shareholders from:
Net investment income	(0.53)	(0.29)	(0.54)	(0.35)	(0.37)
Net return of capital	—	—	—	—	(0.02)
Total distributions	(0.53)	(0.29)	(0.54)	(0.35)	(0.39)
Net asset value, end of year	$16.85	$13.84	$12.27	$15.54	$12.05
Total return[2]	25.78%	15.09%	(17.89)%	31.96%	(11.10)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$25,830	$22,601	$22,939	$41,069	$53,302
Ratio of operating expenses before waiver/ reimbursement to average netassets	1.37%	1.32%	1.27%	1.19%	1.15%
Ratio of operating expenses after waiver/ reimbursement to average net assets .	1.00%[3]	1.00%[3]	1.00%[3]	1.00%[3]	1.00%
Ratio of net investment income to average net assets	2.70%	2.22%	2.93%	2.40%	1.99%
Portfolio turnover rate	97%	84%	91%	79%	76%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2 The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
3	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00%, 1.00%, 1.00% and 1.00% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.

87

Environmental Accountability Portfolio

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.26	$16.10	$20.71	$14.26	$14.34
Income from investment operations:
Net investment income[1]	0.15	0.16	0.18	0.14	0.15
Net realized and unrealized gain (loss) on investments	3.72	0.21	(2.86)	6.45	(0.02)
Total from investment operations	3.87	0.37	(2.68)	6.59	0.13
Distributions to shareholders from:
Net investment income	(0.16)	(0.15)	(0.17)	(0.14)	(0.15)
Net realized capital gains	(1.31)	(1.06)	(1.76)	—	(0.06)
Total distributions	(1.47)	(1.21)	(1.93)	(0.14)	(0.21)
Net asset value, end of year	$17.66	$15.26	$16.10	$20.71	$14.26
Total return[2]	26.43%	2.35%	(14.02)%	46.31%	0.87%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$23,926	$21,753	$23,923	$32,861	$22,342
Ratio of operating expenses before waiver/ reimbursement to average net assets	1.25%	1.05%	1.02%	1.05%	1.05%
Ratio of operating expenses after waiver/ reimbursement to average net assets	0.85%	0.85%[3]	0.85%[3]	0.85%	0.85%
Ratio of net investment income to average net assets	0.92%	0.98%	1.02%	0.74%	1.02%
Portfolio turnover rate	71%	87%	101%	74%	88%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
3	The ratio of operating expenses excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2023 and 2022, respectively.

88

Women in Leadership U.S. Equity Portfolio

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.82	$13.70	$19.27	$13.52	$13.98
Income from investment operations:
Net investment income[1]	0.15	0.15	0.19	0.18	0.16
Net realized and unrealized gain (loss) on investments	4.03	0.41	(2.33)	5.75	(0.47)
Total from investment operations	4.18	0.56	(2.14)	5.93	(0.31)
Distributions to shareholders from:
Net investment income	(0.16)	(0.16)	(0.19)	(0.18)	(0.15)
Net realized capital gains	(0.65)	(0.28)	(3.24)	—	—
Total distributions	(0.81)	(0.44)	(3.43)	(0.18)	(0.15)
Net asset value, end of year	$17.19	$13.82	$13.70	$19.27	$13.52
Total return[2]	31.05%	4.14%	(13.15)%	43.94%	(2.15)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$22,857	$19,515	$22,172	$27,887	$21,678
Ratio of operating expenses before waiver/ reimbursement to average net assets	1.16%	1.06%	1.05%	1.04%	1.08%
Ratio of operating expenses after waiver/ reimbursement to average net assets	0.85%[3]	0.85%	0.85%[3]	0.85%[3]	0.85%
Ratio of net investment income to average net assets	0.93%	1.04%	1.27%	1.01%	1.19%
Portfolio turnover rate	80%	83%	105%	81%	105%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
3	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85%, 0.85% and 0.85% for the years ended October 31, 2024, 2022 and 2021, respectively.

89

Long/Short Equity Portfolio - Advisor Shares
(formerly, Quantitative U.S. Long/Short Equity Portfolio)

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.52	$14.06	$12.93	$11.05	$11.90
Income from investment operations:
Net investment income (loss)[1]	0.33	0.34	(0.03)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.78	0.42	1.16	1.98	(0.77)
Total from investment operations	1.11	0.76	1.13	1.88	(0.84)
Distributions to shareholders from:
Net investment income	(0.37)	(0.30)	—	—	—
Net realized capital gains	(1.15)	—	—	—	—
Net return of capital	—	—	—	—	(0.01)
Total distributions	(1.52)	(0.30)	—	—	(0.01)
Net asset value, end of year	$14.11	$14.52	$14.06	$12.93	$11.05
Total return[2]	8.53%	5.46%[3]	8.74%[3]	17.01%	(7.07)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$37,233	$41,895	$48,370	$56,002	$96,702
Ratio of operating expenses before waiver/ reimbursement to average net assets	2.99%	2.93%	2.76%	2.88%	2.99%
Ratio of operating expenses after waiver/ reimbursement to average net assets[4]	2.52%	2.49%	2.36%	2.51%	2.63%
Ratio of net investment income (loss) to average net assets	2.39%	2.38%	(0.25)%	(0.78)%	(0.59)%
Portfolio turnover rate[5,6]	99%	99%	118%	115%	133%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
3
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.

4
The ratio of operating expenses after waiver/reimbursement excluding interest expenses and dividends on securities sold short was 1.25%, 1.25% and 1.25% for the years ended October 31, 2024, 2023 and 2022, respectively; the ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.25% for the year ended October 31, 2021; and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.25% for the year ended October 31, 2020.

5	Portfolio turnover is calculated at the fund level.6 The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

90

Total Market Plus Equity Portfolio
(formerly, Quantitative U.S. Total Market Equity Portfolio)

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.10	$17.81	$22.90	$15.34	$17.88
Income from investment operations:
Net investment income[1]	0.03	0.09	0.07	0.03	0.07
Net realized and unrealized gain (loss) on investments	4.05	(0.71)	(1.57)	9.45	(1.52)
Total from investment operations	4.08	(0.62)	(1.50)	9.48	(1.45)
Distributions to shareholders from:
Net investment income	(0.04)	(0.09)	(0.08)	(0.03)	(0.11)
Net realized capital gains	(0.96)	—	(3.51)	(1.89)	(0.98)
Total distributions	(1.00)	(0.09)	(3.59)	(1.92)	(1.09)
Net asset value, end of year	$20.18	$17.10	$17.81	$22.90	$15.34
Total return[2]	24.63%	(3.50)%	(7.76)%	66.37%	(8.82)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$35,799	$35,860	$43,836	$35,961	$28,447
Ratio of operating expenses before waiver/ reimbursement to average net assets	2.51%	2.42%	2.36%	2.23%	2.56%
Ratio of operating expenses after waiver/ reimbursement to average net assets[3]	2.04%	2.01%	1.99%	1.83%	2.06%
Ratio of net investment income to average net assets	0.16%	0.49%	0.39%	0.15%	0.45%
Portfolio turnover rate[4]	70%	84%	95%	71%	98%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
3
The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively, and the ratio of operating expense after waiver/reimbursement excluding dividends on securities sold short and flex fees was 1.25% for the year ended October 31, 2020.

4	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

91

Strategic Equity Portfolio

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.85	$27.45	$35.56	$26.43	$27.22
Income from investment operations:
Net investment income[1]	0.11	0.14	0.12	0.12	0.21
Net realized and unrealized gain (loss) on investments	7.08	2.45	(4.56)	10.73	(0.25)
Total from investment operations	7.19	2.59	(4.44)	10.85	(0.04)
Distributions to shareholders from:
Net investment income	(0.11)	(0.15)	(0.12)	(0.13)	(0.22)
Net realized capital gains	(5.15)	(2.04)	(3.55)	(1.59)	(0.53)
Total distributions	(5.26)	(2.19)	(3.67)	(1.72)	(0.75)
Net asset value, end of year	$29.78	$27.85	$27.45	$35.56	$26.43
Total return	28.35%	9.98%	(13.95)%	42.57%	(0.18)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$179,733	$165,886	$191,646	$268,648	$219,447
Ratio of operating expenses to average net assets	0.87%[2]	0.86%[2]	0.85%[2]	0.85%	0.86%
Ratio of net investment income to average net assets	0.37%	0.50%	0.39%	0.38%	0.79%
Portfolio turnover rate	4%	14%	20%	14%	19%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	The ratio of operating expenses excluding interest expense was 0.87%, 0.86% and 0.85% for the years ended October 31, 2024, 2023 and 2022, respectively.

92

Equity Income Portfolio

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.85	$14.58	$15.92	$11.88	$12.22
Income from investment operations:
Net investment income[1]	0.27	0.25	0.23	0.22	0.26
Net realized and unrealized gain (loss) on investments	3.07	(0.31)	(0.63)	4.05	(0.32)
Total from investment operations	3.34	(0.06)	(0.40)	4.27	(0.06)
Distributions to shareholders from:
Net investment income	(0.27)	(0.25)	(0.23)	(0.23)	(0.28)
Net realized capital gains	(0.82)	(0.42)	(0.71)	—	—
Total distributions	(1.09)	(0.67)	(0.94)	(0.23)	(0.28)
Net asset value, end of year	$16.10	$13.85	$14.58	$15.92	$11.88
Total return[2]	25.04%	(0.60)%	(2.70)%	36.12%	(0.38)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$18,692	$18,499	$21,902	$22,296	$18,560
Ratio of operating expenses before waiver/ reimbursement to average net assets	1.13%	1.00%	0.97%	1.10%	1.04%[3]
Ratio of operating expenses after waiver/ reimbursement to average net assets	0.85%[4]	0.85%[4]	0.85%	0.85%	0.85%[3]
Ratio of net investment income to average net assets	1.76%	1.74%	1.57%	1.53%	2.21%[3]
Portfolio turnover rate	11%	21%	15%	27%	63%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
3	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
4	The ratio of operating expenses excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2024 and 2023, respectively.

93

Small Cap Equity Portfolio - Advisor Shares

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$28.40	$33.04	$37.06	$23.23	$23.66
Income from investment operations:
Net investment income[1]	0.13	0.16	0.12	—	0.02
Net realized and unrealized gain (loss) on investments	7.69	(1.07)	(2.47)	13.87	(0.41)
Total from investment operations	7.82	(0.91)	(2.35)	13.87	(0.39)
Distributions to shareholders from:
Net investment income	(0.12)	(0.18)	(0.11)	(0.04)	(0.04)
Net realized capital gains	(2.47)	(3.55)	(1.56)	—	—
Net return of capital	—	—	—	—	(0.00)[2]
Total distributions	(2.59)	(3.73)	(1.67)	(0.04)	(0.04)
Net asset value, end of year	$33.63	$28.40	$33.04	$37.06	$23.23
Total return	28.32%	(3.04)%	(6.59)%	59.75%	(1.63)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$466,268	$412,521	$468,157	$530,401	$403,309
Ratio of operating expenses to average net assets	0.94%[3]	0.95%[3]	0.93%[3]	0.92%[3]	0.94%
Ratio of net investment income to average net assets	0.41%	0.51%	0.35%	0.01%	0.11%
Portfolio turnover rate[4]	18%	20%	28%	41%	36%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2	Amount rounds to less than $0.01 per share.
3	The ratio of operating expenses excluding interest expense was 0.94%, 0.95%, 0.93% and 0.92% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
4	Portfolio turnover is calculated at the fund level.

94

Secured Options Portfolio - Advisor Shares

	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.88	$11.58	$14.83	$11.67	$13.01
Income from investment operations:
Net investment income (loss)[1]	0.05	0.01	(0.07)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	1.99	1.29	(1.40)	3.27	(0.34)
Total from investment operations	2.04	1.30	(1.47)	3.16	(0.41)
Distributions to shareholders from:
Net investment income	(0.04)	—	—	—	—
Net realized capital gains	—	—	(1.78)	—	(0.93)
Total distributions	(0.04)	—	(1.78)	—	(0.93)
Net asset value, end of year	$14.88	$12.88	$11.58	$14.83	$11.67
Total return	15.88%	11.23%[2]	(11.29)%	27.08%	(3.50)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$42,777	$56,074	$70,447	$90,143	$95,701
Ratio of operating expenses to average net assets[3]	0.86%[4]	0.86%[4]	0.85%	0.86%	0.88%
Ratio of net investment income (loss) to average net assets[3]	0.33%	0.08%	(0.55)%	(0.77)%	(0.59)%
Portfolio turnover rate[5,6]	—%	—%	—%	—%	—%

1	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.

3	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
4	The ratio of operating expenses excluding interest expense was 0.86% and 0.86% for the years ended October 31, 2024 and 2023, respectively.
5	Portfolio turnover is calculated at the fund level.
6	Trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

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Global Secured Options Portfolio

	For the Year Ended October 31,
	2024	2023	2022	2021	2020[1]
Net asset value, beginning of year	$4.79	$4.25	$5.64	$4.84	$4.90
Income from investment operations:
Net investment income (loss)[2]	0.03	0.02	(0.02)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	0.99	0.52	(0.64)	1.07	(0.02)
Total from investment operations	1.02	0.54	(0.66)	1.02	(0.06)
Distributions to shareholders from:
Net investment income	(0.04)	(0.00)[3]	—	—	(0.00)[3]
Net realized capital gains	(0.09)	—	(0.73)	(0.22)	—
Total distributions	(0.13)	(0.00)[3]	(0.73)	(0.22)	(0.00)[3]
Net asset value, end of year	$5.68	$4.79	$4.25	$5.64	$4.84
Total return[4]	21.52%	12.74%	(13.35)%	21.59%	(1.07)%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$19,934	$22,470	$20,062	$17,152	$9,648
Ratio of operating expenses before waiver/ reimbursement to average net assets[5]	1.24%	1.15%	1.22%	1.30%	2.13%
Ratio of operating expenses after waiver/ reimbursement to average net assets[5]	1.01%[6]	1.00%[6]	1.00%[6]	1.00%	1.00%
Ratio of net investment income (loss) to average net assets[5]	0.63%	0.34%	(0.46)%	(0.96)%	(0.83)%
Portfolio turnover rate	—%[7]	117%	152%	—%[7]	995%

1
The Board authorized a 1-for-10 reverse share split for the Global Secured Options Portfolio effective after the close of trading on March 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse share split.

2	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
3	Amount rounds to less than $0.01 per share.
4	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
5	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
6	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00%, 1.00% and 1.00% for the years ended October 31, 2024, 2023 and 2022, respectively.
7	Trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

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Where to find more information
More Portfolio information is available to you upon request and without charge:
Annual and Semi-Annual Report
The Annual and Semi-Annual Reports provide additional information about the Portfolios’ investments. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.
Statement of Additional Information (“SAI”)
The SAI includes additional information about the Portfolios’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference).
You can get free copies of the Portfolios’ Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents are also available on Glenmede Investment Management LP’s website at www.glenmedeim.com.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-442-8299, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.
You may also request other information about the Portfolios, and make inquiries as follows:
Write to:
The Glenmede Fund, Inc.
1650 Market Street
Suite 4000
Philadelphia, PA 19103
By phone:
1-800-442-8299
Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577.
The third party marks appearing above are the marks of their respective owners.